Cover	Feb. 23, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 23, 2025
Entity File Number	000-55852
Entity Registrant Name	INNOVATION1 BIOTECH INC.
Entity Central Index Key	0001629205
Entity Tax Identification Number	82-2275255
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	169 Madison Ave
Entity Address, Address Line Two	#15129
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	(212)
Local Phone Number	292-3115
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false